INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Provision for Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2009	2010	2011
Current tax expense
PRC	$8,290	$9,991	$14,108
United States	5	67	117
Other	54	39	89
Deferred tax expense
PRC	(1,923)	(1,651)	(1,292)
United States	(1,282)	1,795	3,586
Other	—	3	(2)

Income tax expense	$5,144	$10,244	$16,606

Principal Components of Deferred Income Tax Assets/Liabilities

The principal components of the deferred income tax assets/liabilities are as follows:

	As of December 31,
	2010	2011
Current deferred tax assets:
Inventory write down	$201	$1,544
Prepaid expenses and accruals	(69)	(49)
Target bonus accrual	1,646	1,615
Other	1,201	1,418

Subtotal	$2,979	$4,528

Noncurrent deferred tax assets:
Net operating loss carry-forward	12,520	9,345
Deferred lease credit and deferred rent	1,340	1,228
Fixed asset basis difference	(2,347)	(2,082)
Intangible asset basis difference	(1,038)	(494)
Other	412	502

Subtotal	$10,887	$8,499

Total deferred tax assets	$13,866	$13,027

Current deferred tax liabilities:
Unrealized foreign exchange gains and losses	$228	$68
Others	—	147

Subtotal	$228	$215

Noncurrent deferred tax liabilities:
Fixed asset basis difference	105	105
Intangible asset basis difference	14	2,293
Others	80	88

Subtotal	$199	$2,486

Total deferred tax liabilities	$427	$2,701

Reconciliation Between Total Income Tax Expense and Amount Computed by Applying Statutory Income Tax Rate to Income Before Taxes

A reconciliation between total income tax expense and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year Ended December 31,
	2009	2010	2011
PRC enterprise income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	4.4%	(4.6)%	3.3%
Expenses not deductible for tax purposes
Entertainment expenses	0.1%	0.1%	0.2%
Other expenses	(1.8)%	(0.8)%	0.1%
Tax exemption and tax relief
Tax exemptions granted to the group	(1.3)%	—	—
Reduced tax rate impact	(15.7)%	(10.8)%	(10.4)%
Deferred tax effect due to tax rate change	(1.5)%	1.4%	(1.1)%
Tax true-up	(0.3)%	(0.2)%	(0.1)%

Effective tax rate	8.9%	10.1%	17.0%

Aggregate Amount and Per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2009	2010	2011
Aggregate dollar effect	745	—	—
Per share effect—basic	0.001	—	—
Per share effect—diluted	0.001	—	—

Roll-Forward of Unrecognized Tax Benefits

The following table is a roll-forward of the unrecognized tax benefits:

	Year Ended December 31,
	2009	2010	2011
Balance at January 1	$1,071	$1,070	$1,070
Addition for tax positions related to the current period	—	—	1,065
Decrease due to the change of tax rate	(1)	—	—
Reduction due to lapse of statute of limitation	—	—	(300)

Balance at December 31	$1,070	$1,070	$1,835